STOCKHOLDERS' EQUITY (Details - non-vested shares) - $ / shares	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Equity [Abstract]
Options non-vested outstanding, beginning balance	3,600,000	6,000,000
Weighted Average Exercise Price, Options non-vested outstanding, beginning balance	$ 0.30	$ 0.30
Options awarded	0	0
Weighted Average Exercise Price, awarded	$ 0	$ 0
Options vested	(3,600,000)	(1,600,000)
Weighted Average Exercise Price, vested	$ 0.30	$ 0.30
Options forfeited	0	0
Weighted average exercise price, forfeited	$ 0	$ 0
Options non-vested outstanding, ending balance	0	4,400,000
Weighted Average Exercise Price, Options non-vested outstanding, ending balance	$ 0.30	$ 0.30